Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
IMS CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION –IMS CAPITAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IMS Capital Value Fund (the “Value Fund” or the “Fund”) is long-term growth from capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, income from dividends and interest.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 98.21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.21%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Fund typically invests in mid-cap securities, which the advisor defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the advisor defines as those with a market capitalization of greater than $11 billion. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and industries that, in the past, have declined less than others during general market declines. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Fund may also invest in common stocks of any capitalization. The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”), and open-end and closed-end mutual funds) that invest in the securities described above.

The Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum as described above. The Fund also could sell a portfolio company earlier if the adviser believes that the company’s stock price may not reach the advisor’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation. The Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks and seeking to earn interest on cash balances invested in money market funds.

		As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.
  Mid-Cap Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).
  Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 934-5550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 24.34% during the quarter ended June 30, 2003 and the lowest return for a quarter was -27.06% during the quarter ended September 30, 2011. The Fund’s year to date return as of September 30, 2012 was 5.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

		Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.
IMS CAPITAL VALUE FUND | IMS CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	0.50%
Management Fee	rr_ManagementFeesOverAssets	1.21%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
1 year	rr_ExpenseExampleYear01	192
3 years	rr_ExpenseExampleYear03	594
5 years	rr_ExpenseExampleYear05	1,021
10 years	rr_ExpenseExampleYear10	2,212
2002	rr_AnnualReturn2002	(11.14%)
2003	rr_AnnualReturn2003	56.07%
2004	rr_AnnualReturn2004	12.85%
2005	rr_AnnualReturn2005	10.46%
2006	rr_AnnualReturn2006	12.11%
2007	rr_AnnualReturn2007	0.37%
2008	rr_AnnualReturn2008	(33.37%)
2009	rr_AnnualReturn2009	21.07%
2010	rr_AnnualReturn2010	16.88%
2011	rr_AnnualReturn2011	(9.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
One Year	rr_AverageAnnualReturnYear01	(9.27%)
Five Years	rr_AverageAnnualReturnYear05	(3.00%)
Ten Years	rr_AverageAnnualReturnYear10	5.22%
IMS CAPITAL VALUE FUND | Return After Taxes on Distributions | IMS CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.27%)
Five Years	rr_AverageAnnualReturnYear05	(3.54%)
Ten Years	rr_AverageAnnualReturnYear10	4.63%
IMS CAPITAL VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | IMS CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.02%)
Five Years	rr_AverageAnnualReturnYear05	(2.60%)
Ten Years	rr_AverageAnnualReturnYear10	4.50%
IMS CAPITAL VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%